Note Receivable (Details) - USD ($)	Jun. 30, 2024	Jan. 05, 2024	Dec. 31, 2023	Nov. 09, 2023
Note Receivable (Details) [Line Items]
Note receivable	$ 75,000
Outstanding receivable balance	$ 2,575,000		$ 3,075,000
Unsecured Promissory Note [Member]
Note Receivable (Details) [Line Items]
Principal amount		$ 2,500,000		$ 3,000,000
Bears interest rate		3.00%		3.00%